Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property and equipment, net
Total			¥ 17,908		¥ 22,595
Less: accumulated depreciation			(2,436)		(6,631)
Property and equipment, net	$ 2,293		15,472		15,964
Depreciation expense	$ 603	¥ 4,195	1,585	¥ 487
Electronic equipment and computers
Property and equipment, net
Total			13,267		16,274
Office furniture and equipment
Property and equipment, net
Total			1,575		2,130
Leasehold improvement
Property and equipment, net
Total			¥ 3,066		¥ 4,191